Note 7 - Stockholders' Equity (Deficit) (Details) - Stock Option Compensation Arrangements (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance Outstanding - Shares	548,950	568,950	460,700	451,950
Balance Outstanding - Weighted Average Exercise Price (in Dollars per share)	$ 8.423	$ 8.320	$ 9.87	$ 11.29
Number of securities remaining available for future issuance under equity compensation plan		302,296
Equity Compensation Plans Approved By Stockholders [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance Outstanding - Shares		434,000
Balance Outstanding - Weighted Average Exercise Price (in Dollars per share)		$ 9.70
Number of securities remaining available for future issuance under equity compensation plan		302,296
Equity Compensation Plans Approved by the Board of Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance Outstanding - Shares		134,950
Balance Outstanding - Weighted Average Exercise Price (in Dollars per share)		$ 3.90